Document and Entity Information	Oct. 19, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Registrant Name	Signify Health, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40028
Entity Tax Identification Number	85-3481223
Entity Address, Address Line One	4055 Valley View Lane
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75244
City Area Code	972
Local Phone Number	715-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	SGFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828182
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854